Expense Example - OnTrack Core Fund	Apr. 28, 2026 USD ($)
Advisor Class Shares [Member] | OnTrack Core Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 349
Expense Example, with Redemption, 3 Years	1,062
Expense Example, with Redemption, 5 Years	1,798
Expense Example, with Redemption, 10 Years	3,738
Investor Class Shares [Member] | OnTrack Core Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	332
Expense Example, with Redemption, 3 Years	1,013
Expense Example, with Redemption, 5 Years	1,717
Expense Example, with Redemption, 10 Years	$ 3,585